OTHER NOTES TO THE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NOTES TO THE ACCOUNTS
Schedule of remuneration of executive officers (including Non-Executive Directors)

	2019	2018	2017
	$ million	$ million	$ million
Short-term employee benefits	18	18	15
Share-based payments expense	5	10	7
Pension and post-employment benefit entitlements	2	2	1
Compensation for loss of office	6	–	3
	31	30	26